Total
Legacy Class and Institutional Class | MERIDIAN GROWTH FUND
FUND SUMMARYMERIDIAN GROWTH FUND
Investment Objective
The MERIDIAN GROWTH FUND seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND	Legacy Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND		Legacy Class Shares	Institutional Class Shares
Management Fees		0.76%	0.76%
Other Expenses		0.09%	0.06%
Total Annual Fund Operating Expenses		0.85%	0.82%
Fee Waivers and/or Expense Reimbursements and Recoupment
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment	[1],[2]	0.85%	0.82%
[1]	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.
[2]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth Fund (excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales) does not exceed 0.90% for the Institutional Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus. To the extent acquired fund fees are excluded from the waiver and reimbursement calculation, “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” will be higher. The total annual fund operating expenses in this fee table may therefore differ from the expense ratios in the financial highlights in this prospectus because the financial highlights include only the Fund’s direct operating expenses and do not include fees or expenses incurred indirectly by the Fund through its investments in the underlying fund(s).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Legacy Class Shares	87	271	471	1,049
Institutional Class Shares	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2020, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid-capitalization
growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid-capitalization
companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.
An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Equity Securities Risk
— Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.
Small and Medium Company Risk
— Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization
and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.
Growth Securities Risk
— Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Investment Strategy Risk
— The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.
Market Risk
— The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.
Securities Lending Risk
— The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Concentration Risk
— The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the information technology (IT) sector, the industrials sector and the health care sector, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.
The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. The IT sector may be adversely affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.
Foreign Securities Risk
— Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.
Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year.
Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares. The performance of the Fund’s other share class would have differed from that of Legacy Class shares only to the extent that such class has lower expenses than Legacy Class shares, which would have resulted in higher performance.
The table shows how the Fund’s average annual returns compare with those of the Russell 2500
®
Growth Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling
1-800-446-6662.

Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return
was
18.31
% (for the quarter ended
March 31, 2019
); and the
lowest quarterly return
was
–
18.60
% (for the quarter ended December 31, 2018).
For the period January 1, 2020 through
September 30, 2020
, the
total return of the Fund’s
Legacy Class shares was
0.82
%.

Average Annual Total Returns (For the year ended December 31, 2019)
Average Annual Total Returns - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND	1 Year		5 Years		10 Years		Life of Class		Inception Date
Legacy Class Shares	27.63%		10.44%		13.16%		12.49%		Aug. 01, 2084
Return After Taxes on Distributions | Legacy Class Shares	25.02%		8.04%		10.40%		10.01%		Aug. 01, 2084
Return After Taxes on Distributions and Sale of Fund Shares | Legacy Class Shares	18.11%	[1]	7.66%	[1]	10.16%	[1]	9.83%	[1]	Aug. 01, 2084
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	32.65%		10.84%		14.01%			[2]	Aug. 01, 2084
[1]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
[2]	Inception date of Legacy Class precedes the inception date of Russell 2500® Value Index.

After-tax
returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown.
After-tax
returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.